Trade and Other Receivables - Schedule of Trade Receivables Not Past Due and Accrued Income (Detail) - GBP (£) £ in Millions	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure Of Trade And Other Receivables [Line Items]
Accrued income	£ 34	£ 777	£ 955
Current [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables not past due	1,229	1,251	1,184
Consumer Segment [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Accrued income	32
Consumer Segment [Member] | Current [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables not past due	457
Enterprise Segment [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Accrued income	2
Enterprise Segment [Member] | Current [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables not past due	274
Global Services [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Accrued income		222	297
Global Services [Member] | Current [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables not past due	£ 498	477	444
Consumer [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Accrued income		86	90
Consumer [Member] | Current [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables not past due		157	128
Openreach [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Accrued income		67	78
Openreach [Member] | Current [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables not past due		61	1
E E
Disclosure Of Trade And Other Receivables [Line Items]
Accrued income		122	170
E E | Current [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables not past due		206	335
Business and Public Sectors [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Accrued income		134	151
Business and Public Sectors [Member] | Current [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables not past due		253	200
Other [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Accrued income		1	2
Other [Member] | Current [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables not past due		5	1
Wholesale And Ventures [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Accrued income		145	167
Wholesale And Ventures [Member] | Current [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables not past due		£ 92	£ 75